Other net losses Other Losses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Subsequent Event [Line Items]
Acquisition and transition-related costs		$ (3,116)	$ (445)	$ (3,142)	$ (2,389)
Tax reform		(11,728)	0	(11,728)	0
Management succession and executive retirement		(6,952)	0	(6,952)	0
Other (c)		(5,144)	(5,358)	(6,008)	(5,978)
Other losses		$ (26,940)	$ (5,803)	$ (27,830)	$ (8,367)
Subsequent Event
Subsequent Event [Line Items]
Period for refund of taxes collected at the higher rate	5 years